Reverse Repurchase Agreements and Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Repurchase And Reverse Repurchase Agreements [Abstract]
Reverse repurchase agreements	$ 3,117.1	$ 2,490.4
Repurchase agreements	(4,148.9)	(2,305.8)
Reverse repurchase agreements and repurchase agreements, fair value through profit or loss, net	$ (1,031.8)	$ 184.6